Investment Strategy - Gabelli Opportunities in Live and Sports ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). Under normal market conditions, the Fund invests at least 80% of the value of its net assets in securities of companies principally engaged in the group of industries comprising the live media and entertainment and sports sectors. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the sports, media and entertainment industries. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities, including, but not limited to, direct investments in securities of foreign issuers and investments in American Depositary Receipts that represent indirect investments in securities of foreign issuers. The Fund may invest in companies without regard to market capitalization. In addition, the Fund may invest up to 10% of the value of its net assets in option contracts in accordance with Rule 18f-4 under the 1940 Act.

The Fund considers a company to be principally engaged in the live media and entertainment sector if it devotes a significant portion of its assets to or derives at least 50% of its revenues from the development, production or distribution of live media and entertainment. Live media and entertainment include, but are not limited to, television and radio stations, motion picture companies, print publishing and providers of internet content, as well as satellite service providers, cable service providers and advertising service providers.

The Fund considers a company to be principally engaged in the group of industries comprising the sports sector if it devotes a significant portion of its assets to or derives at least 50% of its revenues from sports-related activities. Sports-related activities include, but are not limited to, the following: (i) the direct operation or ownership of sports teams or leagues; (ii) the development or monetization of sports-related real estate (e.g., stadiums, sports resorts, or experiential venues such as golf and ski destinations)); (iii) the sale of sports-related products or services (e.g., athletic apparel, equipment, or ticketing); and (iv) sports media and content distribution. A company with indirect or adjacent exposure to a sports-related activity—such as an event promoter, live entertainment company, or large conglomerate with business lines that own or operate sports assets—may also qualify for investment if the Adviser believes the sports-related component represents a meaningful portion of the company’s business value.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants, which are rights to purchase securities at a specified time at a specified price.

The Adviser’s investment philosophy with respect to buying and selling equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Adviser considers factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The Adviser also considers changes in economic and political outlooks as well as individual corporate developments. Further, the Adviser looks for a catalyst, something indigenous to the company, its industry or geographic positioning that may surface additional value, including, but not limited to, industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business. The Adviser expects to seek to sell any Fund investments that lose their perceived value relative to other investments, which could occur because of, among other things, a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the value of its net assets in securities of companies principally engaged in the group of industries comprising the live media and entertainment and sports sectors.